Significant events after the reporting period	6 Months Ended
Jun. 30, 2026
Significant Events After Reporting Period
Significant events after the reporting period

30. Significant events after the reporting period

The Company has filed Form F-3 shelf registration statement for a shelf offering up to $150,000,000 of Class A Ordinary Shares which become effective on September 23, 2026.

On September 24, 2026, the Company entered into an equity purchase agreement with Hudson Global Ventures, LLC, granting the Company the right, but not the obligation, to sell up to $35,000,000 of Class A Ordinary Shares (par value US$2.50 per share) to the Investor over a 36-month commitment period, with each put notice subject to a minimum of $25,000 and a maximum of the lesser of $2,500,000 or 200% of the Average Daily Trading Value, at an Initial Purchase Price equal to 95% of the average of the three lowest traded prices during the five trading days immediately preceding the respective Put Date; as consideration, the Company issued warrants to purchase up to an aggregate of 525,000 Ordinary Shares, and concurrently entered into a registration rights agreement covering the resale of the shares issuable under the purchase agreement and the shares underlying the warrants.

The Group has evaluated all subsequent events from July 1, 2026 through October 23, 2026, the date these unaudited interim condensed consolidated financial statements were available to be issued. Other than the matters disclosed above, there were no material subsequent events requiring adjustment to or disclosure in these unaudited interim condensed consolidated financial statements

Safe Harbor Statements

This filing contains forward-looking statements. These statements are made under the “safe harbor” provisions of the U.S. Private Securities Litigation Reform Act of 1995. These forward-looking statements can be identified by terminology such as “will,” “expects,” “anticipates,” “aims,” “future,” “intends,” “plans,” “believes,” “estimates,” “confident,” “potential,” “continue” or other similar expressions. Among other things, the quotations from management in this announcement, as well as J-Star’s strategic and operational plans, contain forward-looking statements. J-Star may also make written or oral forward-looking statements in its periodic reports to the U.S. Securities and Exchange Commission (the “SEC”), in its annual report to shareholders, in press releases and other written materials and in oral statements made by its officers, directors or employees to third parties. Statements that are not historical facts, including but not limited to statements about J-Star’s beliefs and expectations, are forward-looking statements. Forward-looking statements involve inherent risks and uncertainties. A number of factors could cause actual results to differ materially from those contained in any forward-looking statement, including but not limited to the following: changes in political, social and economic conditions, the regulatory environment, laws and regulations and interpretation thereof in the jurisdictions where we conduct business or expect to conduct business; the risk that we may be unable to realize our anticipated growth strategies and expected internal growth; its future business development, results of operations and financial condition; changes in the availability and cost of professional staff which we require to operate our business; changes in customers’ preferences and needs; changes in competitive conditions and our ability to compete under such conditions; changes in our future capital needs and the availability of financing and capital to fund such needs; changes in currency exchange rates or interest rates; projections of revenue, earnings, capital structure and other financial items; changes in our plan to enter into certain new business sectors; and other factors beyond our control. Further information regarding these and other risks is included in J-Star’s filings with the SEC. All information provided in this report and in the attachments is as of the date of this report, and J-Star undertakes no obligation to update any forward-looking statement, except as required under applicable law.